UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [ ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     CarVal Investors, LLC
Address:  9320 Excelsior Boulevard, 7th Floor, Hopkins, MN 55343

13F File Number: 28-12737

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      UZI ROSHA
Title:     CHIEF COMPLIANCE OFFICER
Phone:     952-984-3447
Signature, Place and Date of Signing:

      9320 Excelsior Boulevard, 7th Floor
      Hopkins, MN 55343
      November 14, 2012

Additional Information:

Report Type (Check only one.):
[X]        13F HOLDINGS REPORT.
[ ]        13F NOTICE.
[ ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934
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                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    9

Form 13F Information Table Value Total:    $109,468 (thousands)



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
                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED  NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --
  AMERICAN INTL GROUP INC        W EXP 01/19/202  026874156  59774   1822937  SH          SOLE            1822937    0       0

  AMERICAN INTL GROUP INC	 COM NEW	  026874784  3771    115000   SH	  SOLE		  115000     0       0

  BANK OF AMERICA CORPORATION    COM		  060505104  9863    1117000  SH	  SOLE		  1117000    0       0

  CITIGROUP INC                  UNIT 99/99/9999  172967416  4837    50000    SH          SOLE            50000      0       0

  CITIGROUP INC                  COM NEW          172967424  15853   484500   SH          SOLE            484500     0       0

  EXCO RESOURCES INC           	 COM              269279402  2403    300000   SH          SOLE            300000     0       0

  JPMORGAN CHASE & CO		 COM		  46625H100  8987    222000   SH	  SOLE		  222000     0       0

  PORTLAND GEN ELEC CO           COM NEW          736508847  601     22223    SH          SOLE            22223      0       0

  TRANSPORTADORA DE GAS SUR      SPON ADR B       893870204  3380    2112564  SH   	  SOLE            2112564    0       0





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